FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05468

The High Yield Plus Fund, Inc.

(Exact name of registrant as specified in charter)

100 Mulberry Street, Gateway Center Three, 4th Floor, Newark, NJ 07102

(Address of principal executive offices) (Zip Code)

Lori E. Bostrom, Esq.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-802-2991

Date of fiscal year-end: March 31, 2004

Date of reporting period: June 30, 2004

Item 1. Proxy Voting Record

The registrant held no voting securities during the reporting period (other than shares of money market mutual funds) and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The High Yield Plus Fund, Inc.

By

/s/ Thomas T. Mooney
Thomas T. Mooney, President

Date: August 19, 2004